Employee Benefit Plans Summary of All Employee Restricted Equity Award Activity (Parenthetical) (Detail) (Employee Restricted Equity Awards, USD $)
In Millions, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number granted units	3,542,984	[1],[2]	2,738,809	[1],[2]	2,680,229	[1],[2]
Weighted average grant date fair value	$ 19.32	[2]	$ 22.73	[2]	$ 19.11	[2]
Unrecognized compensation cost related to unvested equity awards	$ 70.5
Period of recognition of compensation expense related to unvested equity awards	2 years 3 months 15 days
Dividend Equivalent Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number granted units	538,749		161,077		440,029
Weighted average grant date fair value	$ 0		$ 0		$ 0
Performance Based Restricted Equity Awards
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Equity awards target amount	2,647,530
Equity awards to vest	2,208,731

[1]	Includes both restricted stock units and restricted stock. Upon vesting, all units will be converted on a one-for-one basis into Progressive common shares funded from existing treasury shares. All performance-based awards are included at their target amounts.
[2]	In 2010, we began reinvesting dividend equivalents on restricted stock units. For 2014, 2013, and 2012, the number of units "granted" shown in the table above includes 538,749, 161,077, and 440,029 of dividend equivalent units, respectively, at a weighted average grant date fair value of $0, since the dividends were factored into the grant date fair value of the original grant.